Schedule of Deferred Tax Assets and Liabilities (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
NOL Federal Carryforward	$ 4,085,000	$ 1,291,000
State NOL Carryforward	1,426,000	469,000
Inventory differences	355,000	1,173,000
Impairment of GoodWIll - Semi Cab	674,000
Stock option compensation expense (SFAS 123R)	179,000	159,000
Intangibles - Semi Cab	253,000
ROU Liability	14,000	1,022,000
Section 163(j)	694,000	151,000
Allowance for doubtful accounts	40,000	45,000
Reserve for estimated returns	476,000	384,000
Accrued vacation	20,000	8,000
Deferred Tax Assets Gross	8,216,000	4,702,000
Less: valuation allowance	(8,039,000)	(3,600,000)
Net deferred tax asset	176,000	1,103,000
Depreciable and amortizable assets	(39,000)	(67,000)
ROU Asset	(14,000)	(1,000,000)
Warrant Liability	(92,000)
Prepaid expenses	(32,000)	(35,000)
Net deferred tax liability	(176,000)	(1,103,000)
Net Deferred Tax Assets and Liabilities